Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 25,374	£ 25,346
Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	424,606	423,149
At fair value | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	905	988
At fair value | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	21,292	15,350
Guarantees and letters of credit pledged as collateral security | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	16,749	16,713
Performance guarantees, acceptances and endorsements | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	8,625	8,633
Documentary credits and other short-term trade related transactions | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,103	1,433
Standby facilities, credit lines and other commitments | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 423,503	£ 421,716